MARKETABLE SECURITIES - Position of gross unrealized losses and fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
MARKETABLE SECURITIES
Fair value	$ 73,170	$ 78,066
Gross unrealized losses	(4,806)	(8,211)
Less than 12 months
MARKETABLE SECURITIES
Fair value	0	3,411
Gross unrealized losses	0	(225)
12 months and greater
MARKETABLE SECURITIES
Fair value	73,170	74,655
Gross unrealized losses	$ (4,806)	$ (7,986)